BUSINESS COMBINATIONS - Consideration Transferred for Huddle Group Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 18, 2013	Oct. 11, 2013
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired	$ 19,149	$ 16,584	$ 10,569
Huddle Group
Acquisition-date fair value of total consideration transferred [abstract]
Down payment	3,019
Installment payment	5,117
Total consideration paid net of cash and cash equivalents acquired	$ 8,136			$ 8,395	$ 650